Acquisition of Lion Truck Body (Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 07, 2022	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Business Combinations Line Items
Current portion of term loan		$ 1,467	$ 0
Lion Truck Body Incorporated [Member]
Disclosure Of Business Combinations Line Items
Purchase price	$ 240,000
less: Working capital adjustment	152,873
Cash purchase price	87,127
Current portion of term loan	$ 1,500,000
Interest rate per annum	3.75%
Fair value of the term loan as at the acquisition date, assuming a market rate of interest	$ 600,000
Deferred benefit of government assistance from business combination	699,327
Goodwill	$ 250,832
Revenue of acquiree since acquisition date		1,897,605
Profit (loss) of acquiree since acquisition date		(864,996)
Goodwill writedown		$ 250,832